Trade And Unbilled Receivables And Contract Assets, Net - Schedule of trade and unbilled receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 1,236,425	$ 1,006,557
Contract assets	2,108,022	1,948,464
Current period provision for expected credit loss	(12,198)	(12,135)
Trade and unbilled receivables and contract assets, net	3,332,249	2,942,886
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	1,029,515	761,536
Affiliated companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 172,388	$ 120,039